SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended										4 Months Ended		9 Months Ended		12 Months Ended
	Dec. 26, 2014		Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013		Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012		Sep. 07, 2012		Dec. 26, 2014		Dec. 27, 2013
Schedule of Significant Accounting Policies [Line Items]
Number of operating segments															1
Number of reportable segments															1
Trademarks
Schedule of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life															6 months
Building | Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															39 years
Building | Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															40 years
Machinery and equipment | Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															2 years
Machinery and equipment | Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															7 years
Office furniture and equipment | Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															3 years
Office furniture and equipment | Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															7 years
Vehicles | Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															2 years
Vehicles | Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															5 years
Leasehold improvements | Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															1 year
Leasehold improvements | Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated useful lives of assets															10 years
Term Loan Facility | Secured Debt [Member]
Schedule of Significant Accounting Policies [Line Items]
Long-term debt, carrying amount	$ 346,599,000	[1],[2]				$ 0	[1],[2]								$ 346,599,000	[1],[2]	$ 0	[1],[2]
Long-term debt, fair value	333,480,000	[1]				0	[1]								333,480,000	[1]	0	[1]
Unamortized original issue discount on debt	800,000														800,000
OpCo Notes
Schedule of Significant Accounting Policies [Line Items]
Unamortized fair value premium on debt													22,500,000
Successor
Schedule of Significant Accounting Policies [Line Items]
Capitalized costs related to internally developed software, amortization period															5 years
Unamortized capitalized software costs	12,000,000					9,600,000									12,000,000		9,600,000
Capitalized costs, upgrades or modifications											376,000				6,119,000		4,843,000
Amortization expense of capitalized software costs													218,000		3,780,000		3,001,000
Impairment of other intangible assets				(67,500,000)							0				67,500,000		0
Other intangible assets, gross carrying amount	421,131,000					484,935,000									421,131,000		484,935,000
Risk insurance, self-insured retention per occurrence	400,000														400,000
Long-term debt, carrying amount	785,599,000					798,347,000									785,599,000		798,347,000
Shipping and handling costs											18,800,000				76,739,000		72,238,000
Advertising expense, net of co-op advertising											381,000				1,723,000		1,786,000
Co-op advertising expense											651,000				2,566,000		2,570,000
Net sales	415,765,000		442,445,000	425,542,000	392,469,000	390,055,000		421,541,000	405,706,000	380,753,000	404,593,000				1,676,221,000		1,598,055,000
Successor | Customer lists and relationships
Schedule of Significant Accounting Policies [Line Items]
Other intangible assets, gross carrying amount	272,400,000					272,400,000									272,400,000		272,400,000
Successor | Minimum | Customer lists and relationships
Schedule of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life															7 years
Successor | Maximum | Customer lists and relationships
Schedule of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life															19 years
Successor | JanSan
Schedule of Significant Accounting Policies [Line Items]
Net sales															757,338,000	[3]	722,368,000	[3]
Successor | Plumbing
Schedule of Significant Accounting Policies [Line Items]
Net sales															296,833,000	[3]	285,004,000	[3]
Successor | Hardware, tools and fixtures
Schedule of Significant Accounting Policies [Line Items]
Net sales															148,817,000	[3]	133,736,000	[3]
Successor | HVAC
Schedule of Significant Accounting Policies [Line Items]
Net sales															130,664,000	[3]	127,403,000	[3]
Successor | Electrical and lighting
Schedule of Significant Accounting Policies [Line Items]
Net sales															88,632,000	[3]	84,605,000	[3]
Successor | Appliances and parts
Schedule of Significant Accounting Policies [Line Items]
Net sales															92,667,000	[3]	81,875,000	[3]
Successor | Security and safety
Schedule of Significant Accounting Policies [Line Items]
Net sales															72,154,000	[3]	68,320,000	[3]
Successor | Other
Schedule of Significant Accounting Policies [Line Items]
Net sales															89,116,000	[3]	94,744,000	[3]
Successor | Credit concentration risk
Schedule of Significant Accounting Policies [Line Items]
Concentration of credit risk amount	0					0									0		0
Successor | ABL Facility | Line of Credit
Schedule of Significant Accounting Policies [Line Items]
Long-term debt, carrying amount	74,000,000					115,000,000									74,000,000		115,000,000
Long-term debt, fair value	74,370,000					115,098,000									74,370,000		115,098,000
Successor | OpCo Notes
Schedule of Significant Accounting Policies [Line Items]
Long-term debt, carrying amount	0	[1],[4]				318,347,000	[1],[4]								0	[1],[4]	318,347,000	[1],[4]
Long-term debt, fair value	0	[1]				317,625,000	[1]								0	[1]	317,625,000	[1]
Unamortized fair value premium on debt						18,300,000											18,300,000
Successor | HoldCo Notes
Schedule of Significant Accounting Policies [Line Items]
Long-term debt, carrying amount	365,000,000					365,000,000									365,000,000		365,000,000
Long-term debt, fair value	379,600,000					398,763,000									379,600,000		398,763,000
Predecessor
Schedule of Significant Accounting Policies [Line Items]
Capitalized costs, upgrades or modifications													3,107,000
Amortization expense of capitalized software costs													2,387,000
Impairment of other intangible assets													0
Shipping and handling costs													41,241,000
Advertising expense, net of co-op advertising													867,000
Co-op advertising expense													1,796,000
Net sales													917,752,000
Predecessor | JanSan
Schedule of Significant Accounting Policies [Line Items]
Net sales											170,158,000	[3]	378,944,000	[3]
Predecessor | Plumbing
Schedule of Significant Accounting Policies [Line Items]
Net sales											77,593,000	[3]	178,207,000	[3]
Predecessor | Hardware, tools and fixtures
Schedule of Significant Accounting Policies [Line Items]
Net sales											33,918,000	[3]	76,855,000	[3]
Predecessor | HVAC
Schedule of Significant Accounting Policies [Line Items]
Net sales											32,593,000	[3]	81,330,000	[3]
Predecessor | Electrical and lighting
Schedule of Significant Accounting Policies [Line Items]
Net sales											22,853,000	[3]	51,676,000	[3]
Predecessor | Appliances and parts
Schedule of Significant Accounting Policies [Line Items]
Net sales											20,856,000	[3]	48,762,000	[3]
Predecessor | Security and safety
Schedule of Significant Accounting Policies [Line Items]
Net sales											18,901,000	[3]	41,341,000	[3]
Predecessor | Other
Schedule of Significant Accounting Policies [Line Items]
Net sales											27,721,000	[3]	60,637,000	[3]
Income Approach Valuation Technique [Member] | Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Significant Accounting Policies [Line Items]
Fair value inputs, discount rate															13.00%
Income Approach Valuation Technique [Member] | Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum
Schedule of Significant Accounting Policies [Line Items]
Fair value inputs, royalty rates															0.60%
Income Approach Valuation Technique [Member] | Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum
Schedule of Significant Accounting Policies [Line Items]
Fair value inputs, royalty rates															1.50%
Trademarks | Successor
Schedule of Significant Accounting Policies [Line Items]
Other intangible assets, gross carrying amount	$ 3,600,000	[5]		$ 3,600,000		$ 0									$ 3,600,000	[5]	$ 0

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.
[2]	As of December 26, 2014, the carrying amount of the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in this table have been recast to be consistent with current presentation.
[4]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger.
[5]	Definite-lived trademark assets were fully amortized as of December 26, 2014.